ACCOUNTS PAYABLE - Additional Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of liabilities [line items]
Reduction in lease liability due to restructuring	R$ 193,435
Reduction in supplier arrangements due to restructuring	181,893	R$ 0	R$ 0
General unsecure claims, net	23,000
Obligations To Suppliers
Disclosure of fair value measurement of liabilities [line items]
New preferred shares in a single issuance	R$ 2,312,402